Net debt	12 Months Ended
Dec. 31, 2024
Disclosure Of Net Debt [Abstract]
Net debt	19 Net debt
Analysis of changes in net debt

	2024
	Financial liabilities
	Borrowings excluding overdrafts (note 20)(a) US$m	Lease liabilities (note 21)(b) US$m	Derivatives related to net debt (note 23)(c) US$m	Cash and cash equivalents including overdrafts (note 22)(a) US$m	Other investments (note 23)(d) US$m	Net debt US$m
At 1 January	(13,000)	(1,351)	(429)	9,672	877	(4,231)
Foreign exchange adjustment	57	69	(30)	(99)	(1)	(4)
Cash movements excluding exchange movements	494	455	104	(1,089)	(675)	(711)
Other non-cash movements	18	(586)	12	–	11	(545)
At 31 December	(12,431)	(1,413)	(343)	8,484	212	(5,491)

	2023
	Financial liabilities			Other assets
	Borrowings excluding overdrafts (note 20)(a) US$m	Lease liabilities (note 21)(b) US$m	Derivatives related to net debt (note 23)(c) US$m	Cash and cash equivalents including overdrafts (note 22)(a) US$m	Other investments (note 23)(d) US$m	Net debt US$m
At 1 January	(11,070)	(1,200)	(690)	6,774	1,998	(4,188)
Foreign exchange adjustment	(87)	(21)	62	(23)	–	(69)
Cash movements excluding exchange movements	(1,523)	426	(4)	2,921	(1,157)	663
Other non-cash movements	(320)	(556)	203	–	36	(637)
At 31 December	(13,000)	(1,351)	(429)	9,672	877	(4,231)
(a)Borrowings excluding overdrafts of US$12,431 million (2023:US$13,000 million) differs from Borrowings on the balance sheet as it excludes bank overdrafts of US$11 million
(2023: US$1 million) which has been included in cash and cash equivalents for the net debt reconciliation.
(b)Other non-cash movements in lease liabilities include the net impact of additions, modifications and terminations during the period.
(c)Included within “Derivatives related to net debt” are interest rate and cross-currency interest rate swaps that are in hedge relationships with the Group's debt.
(d)Other investments includes US$212 million (2023: US$877 million) of highly liquid financial assets held in a separately managed portfolio of fixed income instruments classified as held for trading.
The table below summarises, by currency, our net debt, after taking into account relevant cross-currency interest rate swaps and foreign exchange contracts:

	2024						2023
Net debt by currency	Borrowings excluding overdrafts US$m	Lease liabilities US$m	Derivatives related to net debt US$m	Cash and cash equivalents US$m	Other investments US$m	Net debt US$m	Net debt US$m
US dollar	(12,181)	(539)	(343)	7,108	212	(5,743)	(4,033)
Australian dollar	(92)	(501)	–	721	–	128	(186)
Canadian dollar	(158)	(158)	–	81	–	(235)	(247)
South African rand	–	(2)	–	167	–	165	130
Other	–	(213)	–	407	–	194	105
Total	(12,431)	(1,413)	(343)	8,484	212	(5,491)	(4,231)